Annual Total Returns (Vanguard Mid-Cap Growth Index Fund - Investor Shares Retail) (Vanguard Mid-Cap Growth Index Fund, Vanguard Mid-Cap Growth Index Fund - Investor Shares)	12 Months Ended
Dec. 31, 2014
Vanguard Mid-Cap Growth Index Fund | Vanguard Mid-Cap Growth Index Fund - Investor Shares
Annual Total Return
2014	13.35%
2013	32.02%
2012	15.81%
2011	(3.84%)
2010	28.93%
2009	42.54%
2008	(47.07%)
2007	17.30%